QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-21072
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD INSURANCE TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                            Thomas S. Harman, Esquire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                  (888)826-2520
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 03/31/2009
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Insurance Trust

QUARTERLY STATEMENT OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

CSI Equity Portfolio

                             CSI EQUITY PORTFOLIO FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 March 31, 2009
                                   (Unaudited)

 Number                                           Market
of Shares          Description                     Value
---------    ------------------------           ------------
---------    ------------------------           ------------

             COMMON STOCKS:             74.46%

             BEVERAGES:                  2.12%
   6,400     Pepsico Inc.                           329,472
                                                ------------
                                                ------------

             COMPUTER AND PERIPHERALS:   2.23%
  20,700     Cisco Systems, Inc.                    347,139
                                                ------------
                                                ------------

             COMPUTER SOFTWARE/SERVICES: 4.39%
  18,000     Microsoft Corp.                        330,660
  10,000     SAP ADR                                352,900
                                                ------------
                                                ------------
                                                                         683,560
                                                ------------
                                                ------------

             DRUG AND MEDICAL:          11.63%
   6,900     Abbott Laboratories                    329,130
   5,300     Amgen Inc.                             262,456
   5,900     Johnson & Johnson                      310,340
   7,400     Novartis AG                            279,942
   9,600     Roche Holdings LTD ADR                 330,240
   8,800     Stryker Corp.                          299,552
                                                ------------
                                                ------------
                                                                       1,811,660
                                                ------------
                                                ------------

             ELECTRONICS/EQUIPMENT:      3.98%
   9,600     Emerson Electric Co.                   274,368
  23,000     Intel Corp.                            346,150
                                                ------------
                                                ------------
                                                                         620,518
                                                ------------
                                                ------------

             FOOD:                       5.58%
   6,000     Diageo PLC ADR                         268,500
  13,000     Kraft Foods Inc.                       289,770
   9,250     Nestle S.A. ADR                        310,338
                                                ------------
                                                ------------
.. 868,608
                                                ------------
                                                ------------

             HOUSEHOLD:                  3.08%
   1,100     Kao Corporation ADR                    215,501
   5,600     Proctor & Gamble                       263,704
                                                ------------
                                                ------------
                                                                         479,205
                                                ------------
                                                ------------

             MANUFACTURING:              9.33%
  13,000     Dupont EI                              290,290
  10,700     Honeywell International, Inc.          298,102
   5,900     3M Co.                                 293,348
  14,000     Unilever NV                            274,400
   6,900     United Technologies                    296,562
                                                ------------
                                                ------------
                                                                       1,452,702
                                                ------------
                                                ------------

             MATERIALS:                  2.23%
   7,800     BHP Billiton LTD ADR                   347,880
                                                ------------
                                                ------------


             MULTI-MEDIA:                1.73%
  14,800     Walt Disney Co.                        268,768
                                                ------------
                                                ------------

             OIL:                       13.17%
   9,200     BASF AG - ADR                          278,668
   4,600     Chevron Corp.                          309,304
   6,500     Conocophillips                         254,540
   7,800     Encana Corp.                           316,758
   6,200     Royal Dutch Shell PLC                  274,660
   8,200     Schlumberger Ltd.                      333,084
   5,800     Total Fina ADR                         284,548
                                                ------------
                                                ------------
.. 2,051,562
                                                ------------
                                                ------------

             RETAIL:                     3.95%
   6,300     Costco Wholesale                       291,816
   6,900     Nike, Inc. Class B                     323,541
                                                ------------
                                                ------------
                                                                         615,357
                                                ------------
                                                ------------

             TELECOMMUNICATIONS:         5.51%
   6,500     China Telecom Ltd Adr                  282,880
  13,000     Hutchison Whampoa ADR                  318,500
  22,000     Nokia Corp ADR                         256,740
                                                ------------
                                                ------------
                                                                         858,120
                                                ------------
                                                ------------

             TRANSPORTATION:             1.54%
                                                ------------
                                                ------------
   5,400     Fedex Corporation                      240,246
                                                ------------
                                                ------------

             UTILITIES:                  3.99%
   9,100     EON AG ADR                             251,888
   7,300     FPL Group                              370,329
                                                ------------
                                                ------------
                                                                         622,217
                                                ------------
                                                ------------


             Total Securities           74.46%   11,597,014
             Cash and Cash Equivalents  25.54%    3,978,618
                                     ---------- ------------
                                     ---------- ------------
             TOTAL INVESTMENTS         100.00%  $ 15,575,632
                                     ========== ============
                                     ========== ============



ADR- Security represented is held by the custodian bank in the form of American Depositary Receipts.

























Valuation Inputs:                              Investment in Securities:
-----------------                              -------------------------
Level 1 - Quoted Prices                         $ 11,597,014
Level 2 - Other Significant Observable Inputs             -
Level 3 - Significant Unobservable Inputs                 -
                                                ------------
                                                ------------
  Total:                                        $ 11,597,014
                                                ------------
                                                ------------

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Insurance Trust
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: May 28, 2009
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: May 28, 2009
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: May 28, 2009
      ------------------------------------